SCUDDER
                                                                     INVESTMENTS

Scudder Emerging Markets Debt Fund --
Institutional Class

Supplement dated December 26, 2002 to Prospectus dated
February 28, 2002, as revised August 19, 2002

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The following replaces the "Portfolio Manager" section in the Fund's prospectus:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Brett Diment                             Edwin Gutierrez
Managing Director of Deutsche Asset      Vice President of Deutsche Asset
Management and Lead Portfolio Manager    Management and Co-Portfolio Manager
of the Fund.                             of the Fund.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
    in 1991 as a member of the fixed         in 2000 after five years of
    income group.                            experience including emerging
  o Head of Emerging Debt for London         debt portfolio manager at
    Fixed Income and responsible for         INVESCO Asset Management
    coordinating research into               responsible for Latin America
    Continental European markets and         and Asia and economist
    managing global fixed income,            responsible for Latin America at
    balanced and cash-based                  LGT Asset Management.
    portfolios: London.                    o MSc, Georgetown University.
  o BSc, London School of Economics.

Nima Tayebi
Director of Deutsche Asset Management
and Co-Portfolio Manager of the Fund.
  o Joined Deutsche Asset Management
    in 2001 as an Emerging currency fund
    manager. Previously, an executive
    director responsible for emerging
    markets trading at Millennium Global
    Investments. Prior to that, Vice
    President at Salomon Brothers,
    focusing on emerging currency and
    debt trading, and also Head of Fixed
    Income research at Renaissance
    Capital.
  o M.Phil from Cambridge University.


Please Retain This Supplement for Future Reference


Morgan Grenfell Investment Trust